JPMorgan Nasdaq Equity Premium Income ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 79.7%
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	239,358	23,548,040
Automobiles — 2.6%
Tesla, Inc. *	2,398,264	891,554,642
Beverages — 1.7%
Coca-Cola Co. (The)	939,902	71,479,547
Monster Beverage Corp. *	2,288,761	165,843,622
PepsiCo, Inc.	2,117,459	328,820,208
		566,143,377
Biotechnology — 2.6%
AbbVie, Inc.	685,617	149,114,841
Alnylam Pharmaceuticals, Inc. *	295,942	97,918,330
Amgen, Inc.	428,184	150,656,541
Gilead Sciences, Inc.	352,525	49,131,409
Regeneron Pharmaceuticals, Inc.	265,898	205,443,431
Vertex Pharmaceuticals, Inc. *	517,819	231,226,896
		883,491,448
Broadline Retail — 4.6%
Amazon.com, Inc. *	6,620,575	1,378,867,155
MercadoLibre, Inc. (Brazil) *	92,639	160,174,684
PDD Holdings, Inc., ADR (China) *	343,558	35,104,757
		1,574,146,596
Chemicals — 0.9%
Linde plc	609,457	302,144,402
Commercial Services & Supplies — 0.3%
Copart, Inc. *	2,977,777	98,862,196
Communications Equipment — 1.1%
Cisco Systems, Inc.	4,964,075	385,162,579
Consumer Staples Distribution & Retail — 4.0%
Costco Wholesale Corp.	540,307	538,378,104
Walmart, Inc.	6,824,991	848,209,882
		1,386,587,986
Diversified Telecommunication Services — 0.6%
Comcast Corp., Class A	6,916,019	198,558,906
Electric Utilities — 1.1%
Constellation Energy Corp.	106,704	29,797,092
NextEra Energy, Inc.	1,262,431	117,254,591
Southern Co. (The)	1,162,281	112,183,362
Xcel Energy, Inc.	1,516,836	120,497,452
		379,732,497
Electrical Equipment — 0.4%
Eaton Corp. plc	343,013	122,685,460

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — 2.3%
Netflix, Inc. *	7,377,715	709,367,297
Take-Two Interactive Software, Inc. *	471,249	93,071,678
		802,438,975
Financial Services — 0.5%
Corpay, Inc. *	189,284	55,079,751
Mastercard, Inc., Class A	174,260	87,070,751
PayPal Holdings, Inc.	859,877	38,892,237
		181,042,739
Food Products — 0.6%
Kraft Heinz Co. (The)	1,710,687	38,473,351
Mondelez International, Inc., Class A	3,132,067	180,532,342
		219,005,693
Ground Transportation — 0.8%
CSX Corp.	5,434,117	223,070,503
Uber Technologies, Inc. *	766,421	55,128,662
		278,199,165
Health Care Equipment & Supplies — 1.1%
Dexcom, Inc. *	937,445	58,871,546
Intuitive Surgical, Inc. *	674,052	310,731,232
		369,602,778
Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc.	157,234	42,545,948
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	254,425	32,128,789
Booking Holdings, Inc.	66,100	278,302,152
Chipotle Mexican Grill, Inc., Class A *	1,853,314	59,324,581
DoorDash, Inc., Class A *	495,285	74,367,043
Marriott International, Inc., Class A	535,300	175,080,571
Starbucks Corp.	1,184,360	106,106,812
		725,309,948
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	1,230,884	278,216,711
Industrial REITs — 0.2%
Prologis, Inc.	501,795	66,327,263
Interactive Media & Services — 8.1%
Alphabet, Inc., Class C	6,090,608	1,747,151,811
Meta Platforms, Inc., Class A	1,810,340	1,035,749,824
		2,782,901,635
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	914,410	56,099,054
Shopify, Inc., Class A (Canada) *	1,389,212	164,788,327
		220,887,381

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	126,689	62,271,444
Machinery — 0.3%
Deere & Co.	182,772	102,955,468
Media — 0.1%
Charter Communications, Inc., Class A * (a)	192,788	41,619,073
Oil, Gas & Consumable Fuels — 0.4%
Diamondback Energy, Inc.	631,136	124,832,389
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	1,427,131	86,555,495
Professional Services — 0.2%
Verisk Analytics, Inc., Class A	420,127	79,719,098
Semiconductors & Semiconductor Equipment — 21.3%
Advanced Micro Devices, Inc. *	2,830,603	575,829,568
Analog Devices, Inc.	1,205,346	383,468,776
Applied Materials, Inc.	767,145	262,202,490
ASML Holding NV (Registered), NYRS (Netherlands)	237,856	314,167,340
Broadcom, Inc.	2,475,425	766,168,792
Intel Corp. *	4,884,578	215,556,427
KLA Corp.	30,044	44,237,086
Lam Research Corp.	2,857,657	610,566,995
Marvell Technology, Inc.	1,982,596	196,376,134
Micron Technology, Inc.	2,076,238	701,436,246
NVIDIA Corp.	14,455,849	2,521,100,066
NXP Semiconductors NV (Netherlands)	821,271	161,675,409
QUALCOMM, Inc.	1,400,684	180,380,085
Teradyne, Inc.	426,728	126,507,783
Texas Instruments, Inc.	1,234,434	239,653,017
		7,299,326,214
Software — 10.1%
Adobe, Inc. *	529,381	128,681,933
AppLovin Corp., Class A *	437,154	173,987,292
Atlassian Corp., Class A *	133,745	9,128,096
Crowdstrike Holdings, Inc., Class A *	430,187	167,949,307
Datadog, Inc., Class A *	220,374	26,015,151
HubSpot, Inc. *	139,209	33,980,917
Intuit, Inc.	571,399	247,061,500
Microsoft Corp.	4,461,175	1,651,393,150
Oracle Corp.	602,490	88,632,304
Palantir Technologies, Inc., Class A *	2,872,359	420,168,674
Palo Alto Networks, Inc. *	1,483,806	237,883,778
ServiceNow, Inc. *	566,944	59,273,995
Strategy, Inc., Class A *	155,277	19,378,569
Synopsys, Inc. *	468,746	185,848,414
Workday, Inc., Class A *	223,379	29,021,400
		3,478,404,480

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — 1.1%
Lowe's Cos., Inc.	443,162	104,710,317
O'Reilly Automotive, Inc. *	2,118,757	195,582,459
Ross Stores, Inc.	424,680	91,998,428
		392,291,204
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	8,626,252	2,189,256,495
Seagate Technology Holdings plc	841,848	329,802,372
Western Digital Corp.	327,534	88,594,672
		2,607,653,539
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.	1,409,242	295,983,097
Total Common Stocks (Cost $23,006,932,580)		27,350,707,866
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 17.0%
Barclays Bank plc, ELN, 72.40%, 4/23/2026, (linked to Nasdaq-100 Index) (b)	16,223	401,457,523
BNP Paribas, ELN, 75.92%, 4/16/2026, (linked to Nasdaq-100 Index) (b)	16,020	393,111,859
BNP Paribas, ELN, 80.55%, 5/1/2026, (linked to Nasdaq-100 Index) (b)	16,664	407,566,905
BNP Paribas, ELN, 81.10%, 5/4/2026, (linked to Nasdaq-100 Index) (b)	16,554	408,807,864
Citigroup Global Markets Holdings Inc., ELN, 69.60%, 4/9/2026, (linked to Nasdaq-100 Index) (b)	15,604	376,764,676
Citigroup Global Markets Holdings Inc., ELN, 73.96%, 4/20/2026, (linked to Nasdaq-100 Index) (b)	16,022	395,881,665
Citigroup Global Markets Holdings Inc., ELN, 79.17%, 4/17/2026, (linked to Nasdaq-100 Index) (b)	16,027	394,625,983
Morgan Stanley Finance LLC, ELN, 72.90%, 4/10/2026, (linked to Nasdaq-100 Index) (c)	15,776	381,883,233
Morgan Stanley Finance LLC, ELN, 79.00%, 4/30/2026, (linked to Nasdaq-100 Index) (c)	16,536	407,141,472
Morgan Stanley Finance LLC, ELN, 98.08%, 5/7/2026, (linked to Nasdaq-100 Index) (c)	16,119	359,390,982
National Bank of Canada, ELN, 74.00%, 4/27/2026, (linked to Nasdaq-100 Index) (b)	16,376	405,498,586
Royal Bank of Canada, ELN, 66.71%, 4/13/2026, (linked to Nasdaq-100 Index) (b)	14,744	358,330,194
Royal Bank of Canada, ELN, 67.44%, 4/24/2026, (linked to Nasdaq-100 Index) (b)	16,141	399,157,640
Royal Bank of Canada, ELN, 92.45%, 5/8/2026, (linked to Nasdaq-100 Index) (b)	16,006	379,985,481
The Goldman Sachs Group, Inc., ELN, 64.40%, 4/7/2026, (linked to Nasdaq-100 Index) (b)	15,002	360,497,157
Total Equity-Linked Notes (Cost $5,879,752,017)		5,830,101,220
	SHARES
Short-Term Investments — 1.8%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (d) (e) (Cost $603,841,743)	603,826,326	603,886,709

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (d) (e) (Cost $28,645,588)	28,645,588	28,645,588
Total Short-Term Investments (Cost $632,487,331)		632,532,297
Total Investments — 98.5% (Cost $29,519,171,928)		33,813,341,383
Other Assets in Excess of Liabilities — 1.5%		527,338,717
NET ASSETS — 100.0%		34,340,680,100

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $27,432,303.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$27,350,707,866	$—	$—	$27,350,707,866
Equity Linked Notes	—	5,830,101,220	—	5,830,101,220
Short-Term Investments
Investment Companies	603,886,709	—	—	603,886,709

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$28,645,588	$—	$—	$28,645,588
Total Short-Term Investments	632,532,297	—	—	632,532,297
Total Investments in Securities	$27,983,240,163	$5,830,101,220	$—	$33,813,341,383
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$3,899,611,539	$3,295,602,743	$(167,053)	$44,966	$603,886,709	603,826,326	$2,432,060	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	235,344,259	206,698,671	—	—	28,645,588	28,645,588	732,163	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	321,794,479	5,935,582,738	6,257,377,217	—	—	—	—	9,075,967	—
Total	$321,794,479	$10,070,538,536	$9,759,678,631	$(167,053)	$44,966	$632,532,297		$12,240,190	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.